CONTRACTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Contractual Commitments [Abstract]
Disclosure of maturity analysis for lease liabilities

(US$ MILLIONS)	2022	2021
Lease obligations
Less than 1 year	$96	$71
1 to 5 years	223	192
5+ years	490	540
Total	$809	$803
The following table presents the undiscounted contractual earnings receivable of the company’s leases by expected period of receipt for the years ended December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Lease earnings receivable
Less than 1 year	$8	$6
2 to 5 years	22	17
5+ years	11	10
Total	$41	$33